Vanguard® Mid-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (2.7%)
	Fastenal Co.	3,900,212	210,378
	Albemarle Corp.	800,761	177,000
	Mosaic Co.	2,299,043	105,480
	FMC Corp.	430,228	52,544
			545,402
Consumer Discretionary (14.3%)
*	Copart Inc.	2,928,933	220,285
*	Aptiv plc	1,851,291	207,696
*	Ulta Beauty Inc.	347,644	189,699
*	Trade Desk Inc. Class A	3,050,745	185,821
	Tractor Supply Co.	752,069	176,766
*	Chipotle Mexican Grill Inc. Class A	94,367	161,206
*	AutoZone Inc.	64,110	157,592
*	Take-Two Interactive Software Inc.	1,152,481	137,491
	Hilton Worldwide Holdings Inc.	910,305	128,235
*	NVR Inc.	21,091	117,523
*	ROBLOX Corp. Class A	2,457,448	110,536
	LKQ Corp.	1,824,702	103,570
*	Expedia Group Inc.	1,010,001	98,000
*	Royal Caribbean Cruises Ltd.	1,482,943	96,836
*	Etsy Inc.	851,645	94,814
	MGM Resorts International	2,072,017	92,039
*	Burlington Stores Inc.	445,408	90,017
	Domino's Pizza Inc.	241,985	79,824
*	Live Nation Entertainment Inc.	1,107,543	77,528
*	Caesars Entertainment Inc.	1,396,489	68,163
*	Las Vegas Sands Corp.	1,174,761	67,490
	Rollins Inc.	1,681,469	63,106
	Pool Corp.	126,768	43,410
	Vail Resorts Inc.	137,753	32,190
	Warner Music Group Corp. Class A	803,320	26,807
*	Chewy Inc. Class A	613,215	22,922
*	Endeavor Group Holdings Inc. Class A	890,086	21,300
[1]	Sirius XM Holdings Inc.	1,995,059	7,920
			2,878,786
Consumer Staples (1.4%)
	Church & Dwight Co. Inc.	1,667,424	147,417
	McCormick & Co. Inc. (Non-Voting)	856,382	71,259
	Lamb Weston Holdings Inc.	491,617	51,384
			270,060

		Shares	Market Value ($000)
Energy (8.0%)
	Cheniere Energy Inc.	1,665,118	262,423
	Hess Corp.	1,895,886	250,901
	Devon Energy Corp.	4,468,439	226,148
*	Enphase Energy Inc.	932,623	196,112
	Diamondback Energy Inc.	1,254,379	169,554
	Coterra Energy Inc.	5,117,806	125,591
	Marathon Oil Corp.	4,302,089	103,078
	Halliburton Co.	2,779,606	87,947
*	First Solar Inc.	345,946	75,243
*,1	Plug Power Inc.	3,983,653	46,688
	Texas Pacific Land Corp.	21,036	35,783
	EQT Corp.	1,108,056	35,358
			1,614,826
Financials (6.3%)
	MSCI Inc. Class A	519,022	290,491
	Apollo Global Management Inc.	2,737,106	172,876
	Broadridge Financial Solutions Inc.	804,145	117,864
	LPL Financial Holdings Inc.	537,546	108,799
	FactSet Research Systems Inc.	261,358	108,487
	MarketAxess Holdings Inc.	256,957	100,545
	Ares Management Corp. Class A	1,066,337	88,975
*,1	Coinbase Global Inc. Class A	1,003,401	67,800
	Tradeweb Markets Inc. Class A	758,787	59,959
*	Markel Corp.	43,528	55,603
	Interactive Brokers Group Inc. Class A	667,588	55,116
	Brown & Brown Inc.	774,177	44,453
			1,270,968
Health Care (14.5%)
*	Dexcom Inc.	2,640,184	306,737
*	IQVIA Holdings Inc.	1,268,960	252,383
	ResMed Inc.	1,003,772	219,816
*	Seagen Inc.	957,186	193,801
*	Veeva Systems Inc. Class A	962,859	176,964
	West Pharmaceutical Services Inc.	506,534	175,499
*	Horizon Therapeutics plc	1,560,493	170,312
*	Alnylam Pharmaceuticals Inc.	848,135	169,898
*	Align Technology Inc.	507,021	169,416
*	Insulet Corp.	474,512	151,350
*	IDEXX Laboratories Inc.	283,224	141,635
	Cooper Cos. Inc.	337,707	126,086
*	BioMarin Pharmaceutical Inc.	1,269,832	123,479
*	Molina Healthcare Inc.	395,603	105,820
*	Incyte Corp.	1,294,866	93,580
*	Avantor Inc.	4,377,637	92,543
*	Catalent Inc.	1,168,850	76,805
*	Bio-Rad Laboratories Inc. Class A	142,396	68,211
	STERIS plc	339,125	64,868
*	Charles River Laboratories International Inc.	174,201	35,157
			2,914,360
Industrials (17.7%)
	Cintas Corp.	590,183	273,066
	TransDigm Group Inc.	354,398	261,209
*	Mettler-Toledo International Inc.	151,044	231,129
	Old Dominion Freight Line Inc.	676,590	230,609
	AMETEK Inc.	1,572,096	228,473
	WW Grainger Inc.	308,691	212,629

		Shares	Market Value ($000)
	Verisk Analytics Inc. Class A	1,068,530	205,008
	Equifax Inc.	836,908	169,758
	Quanta Services Inc.	983,887	163,955
	Vulcan Materials Co.	908,099	155,793
	Martin Marietta Materials Inc.	424,240	150,631
*	Teledyne Technologies Inc.	320,254	143,269
	Xylem Inc.	1,231,616	128,950
*	Waters Corp.	405,907	125,681
*	Zebra Technologies Corp. Class A	351,222	111,689
*	FleetCor Technologies Inc.	478,713	100,937
	JB Hunt Transport Services Inc.	565,925	99,297
*	Trimble Inc.	1,687,201	88,443
	TransUnion	1,317,892	81,894
	Masco Corp.	1,538,584	76,498
	HEICO Corp. Class A	505,146	68,649
	Ball Corp.	1,074,407	59,211
*	BILL Holdings Inc.	690,700	56,043
	Howmet Aerospace Inc.	1,267,925	53,722
	HEICO Corp.	279,462	47,799
	Jack Henry & Associates Inc.	249,413	37,592
			3,561,934
Real Estate (7.0%)
	Realty Income Corp.	4,513,059	285,767
	Welltower Inc.	3,352,354	240,330
	SBA Communications Corp. Class A	737,891	192,641
*	CoStar Group Inc.	2,779,303	191,355
	Extra Space Storage Inc.	915,016	149,084
	Invitation Homes Inc.	4,177,478	130,463
	Sun Communities Inc.	847,915	119,454
*	Zillow Group Inc. Class C	1,049,189	46,657
	Camden Property Trust	364,602	38,225
*	Zillow Group Inc. Class A	274,775	12,008
			1,405,984
Technology (23.3%)
	Amphenol Corp. Class A	4,062,728	332,006
	Microchip Technology Inc.	3,742,879	313,578
*	ON Semiconductor Corp.	2,951,446	242,963
*	ANSYS Inc.	595,023	198,024
*	Cadence Design Systems Inc.	932,447	195,898
*	Atlassian Corp. Class A	1,025,614	175,554
*	Gartner Inc.	513,187	167,181
	Monolithic Power Systems Inc.	305,768	153,049
*	Fortinet Inc.	2,268,583	150,770
*	HubSpot Inc.	320,602	137,458
*	Datadog Inc. Class A	1,795,884	130,489
*	VeriSign Inc.	609,119	128,725
	Skyworks Solutions Inc.	1,086,209	128,151
	Marvell Technology Inc.	2,914,753	126,209
*	DoorDash Inc. Class A	1,968,213	125,100
*	Cloudflare Inc. Class A	1,860,036	114,690
	Teradyne Inc.	1,066,214	114,629
*	EPAM Systems Inc.	374,232	111,895
*	Pinterest Inc. Class A	4,062,063	110,772
*	Splunk Inc.	1,118,480	107,240
*	Paycom Software Inc.	350,315	106,499
*	Zoom Video Communications Inc. Class A	1,426,648	105,344
*	MongoDB Inc. Class A	449,719	104,838

			Shares	Market Value ($000)
*		Tyler Technologies Inc.	285,723	101,329
*		Palantir Technologies Inc. Class A	11,601,852	98,036
*		Okta Inc. Class A	1,043,663	90,006
*		Akamai Technologies Inc.	1,074,285	84,117
*		GoDaddy Inc. Class A	1,048,880	81,519
*		DocuSign Inc. Class A	1,373,741	80,089
*		Twilio Inc. Class A	1,192,331	79,445
*		Snap Inc. Class A	6,800,428	76,233
*		Match Group Inc.	1,908,164	73,254
*		Zscaler Inc.	591,117	69,060
		Bentley Systems Inc. Class B	1,512,707	65,031
*,1		Unity Software Inc.	1,790,340	58,079
*		ZoomInfo Technologies Inc. Class A	2,348,535	58,032
*		Black Knight Inc.	959,677	55,239
*		Toast Inc. Class A	1,085,896	19,275
*		UiPath Inc. Class A	1,044,674	18,344
				4,688,150
Telecommunications (3.6%)
		Motorola Solutions Inc.	1,142,748	326,974
*		Arista Networks Inc.	1,570,086	263,555
*		Liberty Broadband Corp. Class C	818,318	66,857
*		Roku Inc. Class A	838,441	55,186
*		Liberty Broadband Corp. Class A	111,636	9,168
				721,740
Utilities (1.2%)
		Waste Connections Inc.	1,757,482	244,413
Total Common Stocks (Cost $16,087,969)				20,116,623
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $68,702)	4.839%	687,310	68,724
Total Investments (100.3%) (Cost $16,156,671)				20,185,347
Other Assets and Liabilities—Net (-0.3%)				(66,122)
Net Assets (100%)				20,119,225
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $68,009,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $68,673,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	11	2,276	102
E-mini S&P Mid-Cap 400 Index	June 2023	12	3,035	72
				174

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.